Income Taxes - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Taxes
Statutory Federal income tax rate	21.00%		21.00%		21.00%	21.00%	21.00%
Financing costs							3.50%
Change in fair value of derivative warrant liabilities							(33.90%)
Change in Valuation Allowance							9.40%
Income Taxes Benefit	16.70%	(16.70%)	0.00%	9.00%	9.20%	0.00%	0.00%